UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04015
Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Eaton Vance Government  Obligations Fund  as of September 30, 2004 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund) invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $1,037,065,512, and the Fund owned approximately 96.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Government Obligations Portfolio	as of September 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Assn., 6.125%, 3/15/12	$8,000	$8,926,304

Total U.S. Government Agency Obligations (identified cost, $8,709,518)		$8,926,304

Mortgage Pass-Throughs — 121.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$15	$15,353
6.00%, with various maturities to 2026	2,077	2,163,560
6.25%, with maturity at 2008	8	8,402
6.50%, with various maturities to 2024	46,558	49,133,454
6.87%, with maturity at 2024	1,177	1,252,552
7.00%, with various maturities to 2026	35,557	37,989,881
7.089%, with maturity at 2023	2,839	3,064,016
7.25%, with maturity at 2022	4,712	5,103,641
7.50%, with various maturities to 2028	18,732	20,247,366
7.625%, with maturity at 2019	1,795	1,957,313
7.75%, with various maturities to 2018	176	187,788
7.78%, with maturity at 2022	482	528,650
7.85%, with maturity at 2020	1,611	1,769,533
8.00%, with various maturities to 2028	53,325	58,029,788
8.13%, with maturity at 2019	2,850	3,147,450
8.15%, with various maturities to 2021	1,202	1,312,226
8.25%, with various maturities to 2017	2,151	2,276,023
8.50%, with various maturities to 2027	22,709	24,983,371
8.75%, with various maturities to 2016	1,708	1,803,638
9.00%, with various maturities to 2027	45,274	50,423,249
9.25%, with various maturities to 2017	2,725	2,969,478
9.50%, with various maturities to 2026	13,079	14,778,992
9.75%, with various maturities to 2018	1,052	1,140,246
10.00%, with various maturities to 2025	14,093	16,342,398
10.50%, with various maturities to 2021	8,417	9,881,253
10.75%, with maturity at 2011	326	361,085

1

11.00%, with various maturities to 2021	$12,209	$14,352,144
11.25%, with maturity at 2014	299	338,588
11.50%, with various maturities to 2017	1,169	1,362,930
11.75%, with maturity at 2011	179	204,138
12.00%, with various maturities to 2019	2,389	2,858,279
12.25%, with various maturities to 2019	247	290,448
12.50%, with various maturities to 2019	5,237	6,241,141
12.75%, with various maturities to 2015	67	80,266
13.00%, with various maturities to 2019	738	899,007
13.25%, with various maturities to 2019	86	104,796
13.50%, with various maturities to 2019	1,390	1,668,870
14.00%, with various maturities to 2016	283	343,681
14.50%, with various maturities to 2014	27	34,923
14.75%, with maturity at 2010	84	98,674
15.00%, with various maturities to 2013	566	704,656
15.25%, with maturity at 2012	31	39,333
15.50%, with maturity at 2011	11	13,623
16.00%, with maturity at 2012	38	47,826
16.25%, with various maturities to 2012	20	25,108
		$340,579,137
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	9	8,156
3.50%, with maturity at 2007	1	1,071
5.25%, with maturity at 2006	7	6,675
5.50%, with maturity at 2006	6	6,177
6.00%, with various maturities to 2024	1,847	1,922,540
6.50%, with various maturities to 2026 (1)	155,342	163,764,936
6.75%, with maturity at 2007	1	1,303
7.00%, with various maturities to 2029	75,235	80,366,952
7.25%, with various maturities to 2023	542	575,982
7.50%, with various maturities to 2029	29,469	31,954,811
7.75%, with maturity at 2008	93	97,310
7.875%, with maturity at 2021	2,659	2,927,008
7.979%, with maturity at 2030	336	369,377
8.00%, with various maturities to 2027	49,076	53,701,091
8.25%, with various maturities to 2025	2,784	2,990,557
8.33%, with maturity at 2020	1,322	1,467,772
8.50%, with various maturities to 2027	24,756	27,243,904
8.643%, with maturity at 2021	1,221	1,355,009
8.75%, with various maturities to 2017	1,807	1,922,151
8.903%, with maturity at 2010	472	510,961
9.00%, with various maturities to 2030	10,294	11,342,249
9.125%, with maturity at 2011	293	321,888
9.25%, with various maturities to 2016	472	511,406
9.50%, with various maturities to 2030	12,153	13,652,305
9.75%, with maturity at 2019	80	91,518
9.864%, with maturity at 2021	362	413,706
9.886%, with maturity at 2025	253	287,797
10.00%, with various maturities to 2027	11,072	12,816,352
10.125%, with maturity at 2021	289	337,341
10.133%, with maturity at 2023	435	510,550

2

10.331%, with maturity at 2020	$381	$438,748
10.434%, with maturity at 2021	502	588,063
10.50%, with various maturities to 2025	3,107	3,605,223
10.623%, with maturity at 2025	346	405,316
11.00%, with various maturities to 2025	5,949	6,975,514
11.278%, with maturity at 2019	527	624,018
11.50%, with various maturities to 2020	3,867	4,538,913
11.591%, with maturity at 2018	707	833,903
11.75%, with various maturities to 2017	493	583,976
12.00%, with various maturities to 2020	8,448	10,087,231
12.004%, with maturity at 2025	241	289,651
12.25%, with various maturities to 2015	489	584,253
12.369%, with maturity at 2021	357	427,044
12.50%, with various maturities to 2021	2,458	2,946,627
12.692%, with maturity at 2015	659	801,514
12.75%, with various maturities to 2015	527	631,324
13.00%, with various maturities to 2019	1,610	1,911,297
13.25%, with various maturities to 2015	460	551,429
13.50%, with various maturities to 2015	1,142	1,405,520
13.75%, with maturity at 2011	17	20,164
14.00%, with various maturities to 2014	49	59,802
14.50%, with maturity at 2014	34	43,330
14.75%, with maturity at 2012	901	1,113,372
15.00%, with various maturities to 2013	938	1,175,219
15.50%, with maturity at 2012	124	157,676
15.75%, with maturity at 2011	4	5,129
16.00%, with maturity at 2012	500	634,976
		$452,918,087
Government National Mortgage Assn.:
6.50%, with various maturities to 2026 (1)	172,260	181,909,895
7.00%, with various maturities to 2025 (1)	85,064	90,948,226
7.25%, with various maturities to 2022	266	285,343
7.31%, with maturity at 2027	1,348	1,453,688
7.50%, with various maturities to 2024	19,113	20,724,350
8.00%, with various maturities to 2027	53,652	58,686,861
8.25%, with various maturities to 2019	516	568,116
8.30%, with maturity at 2020	223	247,340
8.50%, with various maturities to 2018	9,179	10,144,188
9.00%, with various maturities to 2027	33,683	37,846,782
9.50%, with various maturities to 2026 (1)	23,746	26,804,464
10.00%, with various maturities to 2025	8,002	9,175,884
10.50%, with various maturities to 2020	7,470	8,763,370
11.00%, with various maturities to 2020	2,762	3,274,683
11.50%, with maturity at 2013	39	45,869
12.00%, with various maturities to 2015	2,427	2,899,388
12.50%, with various maturities to 2019	969	1,165,937
13.00%, with various maturities to 2014	258	314,612
13.50%, with maturity at 2011	9	10,915
14.00%, with maturity at 2015	29	36,879
14.50%, with maturity at 2014	8	10,094
15.00%, with various maturities to 2013	206	261,444
16.00%, with various maturities to 2012	53	66,254
		$455,644,582

3

Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	$2,204	$2,275,203
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	4,523	4,691,002
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	6,809	7,202,161
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	3,588	3,707,613
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	10,299	10,722,176
Federal Home Loan Mortgage Corp., Series 2149., Class QL, 6.00%, due 2029	10,000	10,406,210
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,024	1,078,932
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	2,564	2,721,334
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	2,158	2,316,231
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,698	1,790,067
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	5,269	5,653,467
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	4,394	4,769,222
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	6,781	7,192,321
		$64,525,939

Total Mortgage Pass-Throughs (identified cost $1,307,064,155)		$1,313,667,745

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (2)	$6,000	$7,651,410

Total U.S. Treasury Obligations (identified cost, $6,270,211)		$7,651,410

4

Commercial Paper — 0.1%

Security	Principal Amount (000’s omitted)	Value
Neptune Funding Corp., 1.93%, 10/1/04	$555	$555,000

Total Commercial Paper (at amortized cost, $555,000)		$555,000

Short-Term Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	$4,045	$4,045,000

Total Short-Term Investments (at amortized cost, $4,045,000)		$4,045,000

Total Investments — 123.9% (identified cost $1,326,643,884)		$1,334,845,459

Other Assets, Less Liabilities — (23.9)%		$(257,490,083)

Net Assets — 100.0%		$1,077,355,376

(1)	All or a portion of these securities were on loan at September 30, 2004.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

At September 30, 2004, the Portfolio had the following open futures contracts:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	1,700 U.S Treasury Note	Short	$(187,484,177)	$(188,275,000)	$(790,823)

At September 30, 2004, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,326,819,287
Gross unrealized appreciation	$13,005,680
Gross unrealized depreciation	(4,979,508)
Net unrealized appreciation	$8,026,172

6

Eaton Vance Low Duration Fund  as of September 30, 2004 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2004, the Fund owned approximately 99.8% of Investment Portfolio’s outstanding interests, approximately 1.9% of Government Obligations Portfolio’s outstanding interests and approximately 0.2% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedules of Investments at September 30, 2004 is set forth below.

Investment	Value	% of Net Assets

Investment Portfolio (identified cost, $59,806,377)	$59,553,234	67.1%
Government Obligations Portfolio (identified cost, $21,974,776)	$20,455,806	23.1%
Floating Rate Portfolio (identified cost, $9,114,525)	$9,116,904	10.3%

Total Investments – 100.5% (identified cost, $90,895,678)	$89,125,944	100.5%

Other Assets, Less Liabilities	$(453,198)	(0.5)%

Net Assets – 100.0%	$88,672,746	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Investment Portfolio	as of September 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 56.7%

Security	Principal Amount (000’s omitted)	Value
FHLMC:
8.00%, with various maturities to 2025	$3,490	$3,650,253
9.25%, with maturity at 2017	725	777,368
		$4,427,621
FNMA:
9.50%, with maturity at 2022	2,541	2,880,721
		$2,880,721
GNMA:
11.00%, with maturity at 2016	263	306,376
		$306,376
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,326,526
FHLMC, Series 1577, Class PH, 6.30%, due 2023	2,424	2,502,723
FHLMC, Series 1666, Class H, 6.25%, due 2023	2,399	2,487,907
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	1,140	1,184,969
FHLMC, Series 2791, Class FI, 1.47%, due 2031 (1)	2,926	2,947,801
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,119,256
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	2,021	2,131,033
FNMA, Series G97-4, Class FA, 1.894%, due 2027 (1)	938	950,020
GNMA, Series 2002-5, Class FP, 2.15%, due 2032 (1)	9,498	9,564,555
		$26,214,790

Total Mortgage Pass-Throughs (identified cost $34,083,003)		$33,829,508

Auction-Rate Securities — 9.4%

Security	Shares	Value
Cohen & Steers REIT, Series W 28, 1.88% (2)	92	$2,300,000
F&C/Claymore Preferred Securities, Inc., 1.55% (2)	92	2,300,000
John Hancock Preferred Income Fund III, 1.90% (2)	40	1,000,000

Auction-Rate Securities (identified cost $5,600,000)		$5,600,000

1

Commercial Paper — 32.6%
Security	Principal Amount (000’s omitted)	Value
Autobahn Funding, 1.81%, 10/20/04	$2,900	$2,897,230
General Electric Capital Corp., 1.77%, 11/9/04	2,050	2,046,069
Golden Funding Ltd., 1.85%, 11/8/04	2,900	2,894,337
Jefferson Smurfit Corp., 1.77%, 10/4/04	2,900	2,899,572
Manhattan Asset Funding, 1.81%, 11/2/04	2,900	2,895,335
Monument Funding, 1.80%, 10/25/04	2,900	2,896,520
PB Finance (Delaware), 1.80%, 10/26/04	2,900	2,896,375

Total Commercial Paper (at amortized cost, $19,425,437)		$19,425,438

Short-Term Investments — 1.1%

Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	650	650,000

Total Short-Term Investments (at amortized cost, $650,000)		$650,000

Total Investments — 99.8% (identified cost $59,758,440)		$59,504,946

Other Assets, Less Liabilities — 0.2%		$150,106

Net Assets — 100.0%		$59,655,052

FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)
GNMA	-	Government National Mortgage Association (Ginnie Mae)

(1)		Floating-rate security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

2

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,758,441
Gross unrealized appreciation	$35,681
Gross unrealized depreciation	(289,176)
Net unrealized appreciation	$(253,495)

3

Eaton Vance Cash Management Fund  as of September 30, 2004 (Unaudited)

Eaton Vance Cash Management Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $91,135,654 and the Fund owned approximately 51.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Money Market Fund  as of September 30, 2004 (Unaudited)

Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $82,702,232 and the Fund owned approximately 46.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Cash Management Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 48.1%

Principal Amount (000’s omitted)	Security	Value

Automotive — 5.0%
$3,600	American Honda Finance, 1.55%, 10/5/04	$3,599,380
3,000	Toyota Motor Credit Co., 1.56%, 10/14/04	2,998,310
2,300	Toyota Motor Credit Co., 1.77%, 11/2/04	2,296,381
		$8,894,071

Banking and Finance — 23.1%
3,500	American General Finance Corp., 1.76%, 10/28/04	3,495,380
3,600	Barton Capital Corp., 1.57%, 10/12/04 (1)	3,598,273
1,500	CAFCO, LLC, 1.52%, 10/5/04 (1)	1,499,747
2,000	CAFCO, LLC, 1.55%, 10/7/04 (1)	1,999,483
2,300	CIESCO, LLC, 1.57%, 10/8/04 (1)	2,299,298
2,050	CIESCO, LLC, 1.60%, 10/25/04 (1)	2,047,813
3,500	CRC Funding, LLC, 1.58%, 10/20/04 (1)	3,497,081
3,500	CXC, LLC, 1.72%, 11/16/04 (1)	3,492,308
3,841	Household Finance Corp., 1.78%, 11/12/04	3,833,024
5,000	Kittyhawk Funding, 1.59%, 10/12/04 (1)	4,997,571
3,500	Old Line Funding Corp., 1.58%, 10/4/04 (1)	3,499,539
3,500	Ranger Funding Co., LLC, 1.78%, 11/1/04 (1)	3,494,635
1,500	Yorktown Capital, LLC, 1.60%, 10/8/04 (1)	1,499,533
2,000	Yorktown Capital, LLC, 1.76%, 10/18/04 (1)	1,998,338
		$41,252,023

Chemicals — 1.4%
2,469	E.I. du-Pont de Nemours & Co., 1.74%, 11/17/04	2,463,391
		$2,463,391

Construction Materials — 1.9%
3,500	Caterpillar Financial Corp., 1.75%, 10/22/04	3,496,427
		$3,496,427

1

Credit Unions — 2.8%
$5,000	Mid-States Corp. Federal Credit Union, 1.78%, 10/25/04	$4,994,067
		$4,994,067

Electric Utilities — 0.6%
1,052	National Rural Utilities Coop. Finance Co., 1.76%, 10/19/04	1,051,074
		$1,051,074

Electrical and Electronic Equipment — 3.9%
1,000	General Electric Capital Corp., 1.60%, 10/19/04	999,200
6,000	General Electric Capital Corp., 1.78%, 11/23/04	5,984,277
		$6,983,477

Food and Beverages — 2.0%
3,500	Nestle Capital, 1.74%, 10/6/04 (1)	3,499,154
		$3,499,154

Insurance — 5.4%
3,600	AIG Funding, Inc., 1.75%, 11/9/04	3,593,175
3,225	Marsh and McLennan Cos., Inc., 1.60%, 10/25/04 (1)	3,221,560
2,892	Prudential Funding, LLC, 1.62%, 10/18/04	2,889,788
		$9,704,523

Oil — 2.0%
3,500	Cortez Capital Corp., 1.68%, 10/13/04 (1)	3,498,041
		$3,498,041

Total Commercial Paper (identified cost $85,836,248)		$85,836,248

2

U.S. Government Agency Obligations — 50.3%

Principal Amount (000’s omitted)	Security	Value
$3,200	FHLB Discount Notes, 1.60%, 10/27/04	$3,196,302
2,709	FHLMC Discount Notes, 1.53%, 10/1/04	2,709,000
3,420	FHLMC Discount Notes, 1.45%, 10/5/04	3,419,449
5,138	FHLMC Discount Notes, 1.49%, 10/5/04	5,137,150
5,000	FHLMC Discount Notes, 1.51%, 10/12/04	4,997,693
4,000	FHLMC Discount Notes, 1.59%, 10/19/04	3,996,820
6,000	FHLMC Discount Notes, 1.67%, 10/26/04	5,993,042
1,235	FHLMC Discount Notes, 1.64%, 11/4/04	1,233,087
5,318	FNMA Discount Notes, 1.54%, 10/1/04	5,318,000
5,000	FNMA Discount Notes, 1.48%, 10/6/04	4,998,972
2,725	FNMA Discount Notes, 1.53%, 10/8/04	2,724,189
7,000	FNMA Discount Notes, 1.515%, 10/13/04	6,996,465
4,000	FNMA Discount Notes, 1.60%, 10/15/04	3,997,511
3,906	FNMA Discount Notes, 1.65%, 10/18/04	3,902,957
5,000	FNMA Discount Notes, 1.70%, 10/20/04	4,995,514
3,740	FNMA Discount Notes, 1.61%, 10/22/04	3,736,487
4,276	FNMA Discount Notes, 1.71%, 11/1/04	4,269,704
3,651	FNMA Discount Notes, 1.75%, 11/3/04	3,645,143
3,713	FNMA Discount Notes, 1.70%, 11/8/04	3,706,337
2,448	FNMA Discount Notes, 1.75%, 11/8/04	2,443,478
3,005	FNMA Discount Notes, 1.73%, 11/10/04	2,999,224
5,371	FNMA Discount Notes, 1.79%, 11/15/04	5,358,982

Total U.S. Government Agency Obligations (identified cost, $89,775,506)		$89,775,506

Short-Term Investments — 1.6%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	$2,867	$2,867,000

Total Short-Term Investments (at amortized cost, $2,867,000)		$2,867,000

Total Investments — 100.0% (identified cost $178,478,754)		$178,478,754	(2)

Other Assets, Less Liabilities — (0.0)%		$(23,335)
Net Assets— 100.0%		$178,455,419

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)

3

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)	Cost for federal income taxes is the same.

4

The Portfolio did not have any open financial instruments at September 30, 2004.

Eaton Vance Municipal Bond Fund	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal Amount (000’s omitted)	Security	Value
Education — 2.5%
$1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$1,433,176
2,500	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	2,559,450
1,750	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 10/1/29 (1) (2)	1,803,445
		$5,796,071

Electric Utilities — 6.6%
500	Connecticut Development Authority, (Connecticut Light and Power), Variable Rate, 9/1/22 (1) (2)	546,160
500	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 9/1/22 (1) (2)	546,160
2,100	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	2,121,525
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,513,200
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,144,880
4,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	4,461,654
		$15,333,579

Escrowed / Prerefunded — 11.4%
14,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,815,460
10,000	Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	5,548,200
1,000	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,199,830
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (3)	6,074,035

1

$2,500	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	$1,736,900
10,000	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25	3,660,000
6,000	Savannah, GA, EDA, Escrowed to Maturity, 0.00%, 12/1/21	2,613,240
		$26,647,665

General Obligations — 5.7%
2,600	California, 5.25%, 4/1/30	2,673,814
3,000	California, 5.25%, 2/1/33	3,088,530
2,380	California, 5.50%, 11/1/33	2,523,895
1,725	New York, NY, Variable Rate, 6/1/28 (2) (4)	1,925,790
3,000	North East, TX, Independent School District, 5.00%, 2/1/30	3,029,880
		$13,241,909

Health Care - Miscellaneous — 3.4%
3,000	Allegheny County, PA, IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	2,921,850
210	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	228,658
125	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	136,106
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	108,885
2,230	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,165,207
1,873	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	1,818,774
530	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	540,158
		$7,919,638

2

Hospital — 8.1%
$1,500	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 12/1/34 (1) (2)	$1,722,285
990	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	930,085
1,600	Louisiana Public Facilities Authority, (General Health Systems), 6.80%, 11/1/16	1,630,608
4,150	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	4,193,326
3,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,357,300
1,240	Oklahoma Development Finance Authority, (Hillcrest Healthcare), 5.20%, 8/15/11	1,381,013
400	Oklahoma Development Finance Authority, (Hillcrest Medical Center), 5.75%, 8/15/15	455,428
1,575	Oneida County, NY, IDA, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,464,844
265	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.20%, 1/1/08 (5)	63,865
1,030	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (5)	248,230
1,135	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 11/15/27 (1) (2)	1,271,654
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,076,944
1,000	Sullivan County, TN, Health Educational and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	1,046,160
		$18,841,742

Housing — 3.2%
1,300	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	1,325,246
95	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	94,823
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,573,200
1,380	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,274,927
840	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19	675,923

3

$1,170	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	$1,085,842
340	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	334,893
		$7,364,854

Industrial Development Revenue — 3.5%
200	Florence County, SC, (Stone Container), 7.375%, 2/1/07	201,712
1,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	1,048,190
1,750	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27 (5)	1,697,500
2,500	Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14	2,767,750
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,460,878
		$8,176,030

Insured-Education — 1.8%
2,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/31	2,292,100
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	1,943,637
		$4,235,737

Insured-Electric Utilities — 5.4%
2,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	2,112,160
2,000	Long Island Power Authority, NY, Electric System, (CIFG), 5.00%, 9/1/33	2,038,120
6,500	Long Island Power Authority, NY, Electric System, (FSA), 0.00%, 6/1/25	2,431,130
30	Los Angeles, CA, Department of Water and Power, (MBIA), Variable Rate, 2/15/30 (2) (4)	110,340
5,000	Matagorda County, TX, Navigation District No. 1, (Centerpoint Energy, Inc./Houston Light & Power Co.), (MBIA), 4.00%, 10/15/15	5,039,050
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	819,762
		$12,550,562

4

Insured-Escrowed/Prerefunded — 1.8%
$1,500	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$1,636,575
2,500	Metropolitan Water District, CA, (Southern California Waterworks), (MBIA), Prerefunded to 1/1/07, 5.00%, 7/1/27	2,672,050
		$4,308,625

Insured-General Obligations — 5.7%
1,320	California, (AMBAC), Variable Rate, 11/1/19 (2) (4)	1,692,715
125	California, (FGIC), Variable Rate, 12/1/29 (2) (4)	378,850
1,500	California, Residual Certificates, (AMBAC), Variable Rate, 10/1/30 (2) (4)	1,851,030
750	California, RITES, (AMBAC), Variable Rate, 2/1/23 (2) (4)	886,485
2,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	2,275,260
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,098,092
2,395	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	1,807,483
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,244,650
		$13,234,565

Insured-Hospital — 2.0%
1,260	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 8/15/38 (2) (4)	1,553,101
1,775	Maryland HEFA, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	1,912,633
100	Maryland HEFA, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38	107,754
800	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 8/15/38 (2) (4)	986,096
		$4,559,584

Insured-Housing — 0.9%
1,000	SCA MFMR Receipts, Burnsville, MN, (FSA), 7.10%, 1/1/30	1,026,390
1,000	SCA MFMR Receipts, Springfield, MO, (FSA), 7.10%, 1/1/30	1,026,390
		$2,052,780

Insured-Lease Revenue / Certificates of Participation — 3.0%
10,000	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/31	2,348,600
12,800	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/29	3,388,672
2,500	Saint Louis, MO, IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,265,350
		$7,002,622

5

Insured-Special Tax Revenue — 0.7%
$4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	$1,702,480
		$1,702,480

Insured-Transportation — 4.3%
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 1/1/30 (2) (4)	1,863,105
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	2,203,192
1,500	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	1,526,220
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,396,200
		$9,988,717

Insured-Water and Sewer — 0.5%
1,000	Henry County, GA, Water and Sewer Authority, (FGIC), 5.625%, 2/1/30	1,094,710
		$1,094,710

Nursing Home — 3.4%
945	Bell County, TX, (Heritage Oaks Healthcare), 6.70%, 6/1/29	295,313
1,320	Bell County, TX, (Riverside Healthcare, Inc. - Normandy Terrace), 9.00%, 4/1/23	808,500
840	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	868,787
1,100	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	1,100,704
1,145	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,068,766
510	Ohio HFA, Retirement Rental Housing, (Encore Retirement Partners), 6.75%, 3/1/19	441,119
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,748,880
261	Tarrant County, TX, Health Facilities Authority, 8.00%, 9/1/25 (5)	7,830
392	Tarrant County, TX, Health Facilities Authority, (3927 Foundation), 10.25%, 9/1/19 (5)	3,924
1,650	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	1,548,641
		$7,892,464

6

Other Revenue — 9.2%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20	$1,038,500
2,950	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	3,016,375
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	1,743,465
2,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	2,998,200
5,000	Golden Tobacco Securitization Corp., CA, Variable Rate, 6/1/33 (1) (2)	5,379,600
1,000	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21	1,087,410
1,500	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	1,545,375
1,000	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	1,017,030
1,500	Tobacco Settlement Financing Corp., NJ, Variable Rate, 12/1/31 (1) (2)	1,385,385
2,500	Tobacco Settlement Management Authority, SC, 6.375%, 5/15/28	2,324,525
		$21,535,865

Senior Living / Life Care — 3.9%
1,010	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	951,854
1,445	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	1,412,401
865	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	817,053
1,200	Grove City, PA, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,201,896
1,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,314,345
1,500	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,463,205
1,485	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	1,365,844
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (6)	677,190
		$9,203,788

7

Special Tax Revenue — 7.8%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,475,100
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	762,863
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,501,435
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,024,560
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,088,360
45	Fleming Island, FL, Plantation Community Development District, 6.30%, 2/1/05	45,060
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,560,360
1,000	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	1,006,810
1,490	Lincoln, CA, Public Financing Authority, (Twelve Bridges), 6.20%, 9/2/25	1,572,874
1,200	New York City, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,220,652
3,500	New York State Local Government Assistance Corp., 5.00%, 4/1/21	3,806,915
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,045,590
		$18,110,579

Transportation — 2.3%
3,500	New Jersey Transportation Trust Fund Authority, Variable Rate, 6/15/17 (1) (2)	3,962,770
1,200	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,320,204
		$5,282,974

Total Tax-Exempt Investments — 97.1% (identified cost $210,975,514)		$226,077,540

Other Assets, Less Liabilities — 2.9%		$6,668,606
Net Assets — 100.0%		$232,746,146

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CDC IXIS Financial Guaranty North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

8

At September 30, 2004, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	20.8%
Others, representing less than 10% individually	76.3%

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at September 30, 2004, 26.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 11.0% of total investments.

(1)	Security has been issued as an inverse floater bond.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $27,864,971 or 12.0% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as a leveraged inverse floater bond.
(5)	Defaulted bond.
(6)	Security is in default and making only partial interest payments.

9

At September 30, 2004, the Fund had the following open futures contacts:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	950 U.S Treasury Bond	Short	$(104,807,688)	$(106,607,813)	$(1,800,125)

At September 30, 2004, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$210,447,788
Gross unrealized appreciation	$20,326,013
Gross unrealized depreciation	(4,696,261)
Net unrealized appreciation	$15,629,752

10

Eaton Vance Tax Free Reserves	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Principal Amount (000’s omitted)	Security	Value

General Obligation Notes/Bonds — 5.4%
100	Chattanooga, TN, Series A, 3.00%, 11/1/04	$100,160
1,000	Iowa City, IA, School District, 2.00%, 6/1/05	1,002,684
475	South Carolina, Series B, 5.25%, 4/1/05	484,010
		$1,586,854

Revenue Notes/Bonds — 13.1%
100	Hamilton County, IN, Series A, FSA, 4.70%, 1/10/05	100,987
160	New York Thruway Authority, Series C, Pre-Refunded to 1/1/05, (FGIC), 6.00%, 1/1/05	165,168
100	Ohio Building Authority, (MBIA), 5.60%, 10/1/04	100,000
1,250	Texas State, 3.00%, 8/31/05	1,266,322
1,000	Wellesley, MA, 2.50%, 6/2/05	1,006,386
1,250	West Memphis, AR, Public Facility Board, AMT, (Meadows Apartments), (FHLMC), 1.74%, 12/1/34	1,250,000
		$3,888,863

Variable Rate Demand Obligations — 79.5%
1,000	Chester County, PA, IDA, (Archdiocese of Philadelphia), (LOC: Wachovia Bank N.A.), 1.80%, 7/1/31	1,000,000
1,000	Clark County, NV, Airport Revenue, Series C, AMT, (XLCA), (SPA: Bayerische Landesbank), 1.76%, 7/1/29	1,000,000
1,500	Connecticut, HEFA, (Bradley Health Care), (LOC: Fleet National Bank), 1.68%, 7/1/29	1,500,000
1,000	Connecticut, HEFA, (University of Hartford), (LOC: Citizens Bank of Rhode Island), 1.69%, 7/1/34	1,000,000
1,000	Connecticut, HEFA, (Yale University), (LOC: Credit Local de France, Toronto Dominion Bank, and Landesbank Hessen-Thuringen GZ), 1.59%, 7/1/33	1,000,000

1

500	Galveston, TX, Industrial Development Corp, AMT, (Mitchell Interests), (LOC: Bank One Texas N.A.), 1.83%, 9/1/13	$500,000
700	Illinois Development Finance Authority, AMT, (Cinnamon Lake Towers), (LOC: Bank One N.A.), 1.75%, 4/15/37	700,000
1,500	Illinois Educational Facility Authority, (John F. Kennedy Health Care Foundation), (LOC: LaSalle National Bank), 1.70%, 12/1/25	1,500,000
1,000	Illinois Finance Authority, (Northwestern University), 1.70%, 12/1/34	1,000,000
1,250	Illinois, (FSA), (SPA: Wachovia Bank N.A.), 1.74%, 12/1/24	1,250,000
1,000	Jacksonville, FL, Health Facility Authority, (LOC: Bank of America N.A.), 1.70%, 8/15/33	1,000,000
1,500	Kansas City, MO, IDA, (Willow Creek IV Apartments), (FNMA), 1.55%, 9/1/25	1,500,000
1,000	Massachusetts Water Resource Authority, Series B, (FGIC), 1.65%, 8/1/31	1,000,000
605	Metropolitan Government of Nashville and Davidson County, TN, IDR, (Dixie Graphics Inc.), (LOC: Sun Trust Bank Nashville), 1.69%, 5/1/09	605,000
1,000	Metropolitan Pier and Exposition Authority, IL, (MBIA), (Liq: Citibank), 1.84%, 12/15/31	1,000,000
300	North Central, TX, Health Facility Development, (Dallas Jewish Community Foundation), (LOC: Allied Irish Bank PLC), 1.73%, 12/1/30	300,000
600	Ohio Higher Educational Facility Commission, (John Carroll University), (LOC: Allied Irish Bank PLC), 1.71%, 11/15/31	600,000
900	Pasadena,TX, School District, (SPA: Westdeutche Landesbank), (PSF Guaranteed), 1.70%, 8/15/26	900,000
400	Pennsylvania Economic Development Authority, AMT, (Westrum Hanover), (LOC: First Trust & Savings Bank, Federal Home Loan Bank), 1.74%, 3/1/34	400,000
990	Pennsylvania Turnpike Commission (Oil Franchise), (AMBAC), (Liq: Salomon Smith Barney), 1.75%, 12/15/15	990,000
1,100	Philadelphia, PA, IDR, (Newcourtland Elder Services), (LOC: PNC Bank N.A.), 1.80%, 3/1/27	1,100,000
1,300	South Barrington, IL, (Cook County), (LOC: Harris Trust & Savings Bank), 1.70%, 12/1/27	1,300,000

2

1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (University Capital Project), Series A, (SPA: BNP Paribas), 1.73%, 9/15/24	$1,300,000
1,065	Washington Economic Development Authority, Series A, AMT, (LOC: U.S. Bank N.A.), 1.78%, 10/1/22	1,065,000
		$23,510,000

Total Tax-Exempt Investments — 98.0% (identified cost $28,985,717)		$28,985,717	(1)

Other Assets, Less Liabilities — 2.0%		$583,829
Net Assets— 100.0%		$29,569,546

At September 30, 2004, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Connecticut	11.8%
Illinois	22.8%
Pennsylvania	16.2%
Texas	10.0%
Others, representing less than 10% individually	37.2%

(1)                                                                               Cost for federal income taxes is the same.

3

The Fund did not have any open financial instruments at September 30, 2004.

4

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $3,703,179,543 and the Fund owned approximately 20.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $1,332,586,948 and the Fund owned approximately 7.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value

Aerospace and Defense — 2.8%
Boeing Company (The)	796,801	$41,130,868
General Dynamics	735,000	75,043,500
Honeywell International, Inc.	275,998	9,897,288
Northrop Grumman Corp.	3,397,103	181,167,503
Raytheon Company	340,663	12,938,381
Rockwell Collins, Inc.	203,032	7,540,608
Teledyne Technologies Incorporated (1)	6,117	153,170
United Technologies Corp.	1,793,766	167,501,869
		$495,373,187

Air Freight and Logistics — 2.8%
FedEx Corporation	2,106,578	180,512,669
Robinson (C.H.) Worldwide, Inc.	1,116,820	51,809,280
United Parcel Service, Inc. Class B	3,448,186	261,786,280
		$494,108,229

Airlines — 0.0%
Southwest Airlines, Inc.	326,393	4,445,473
		$4,445,473

Auto Components — 0.2%
ArvinMeritor, Inc.	8,000	150,000
Borg-Warner Automotive, Inc.	393,991	17,055,870
Dana Corp.	25,000	442,250
Delphi Automotive Systems Corp.	6,199	57,589
Johnson Controls, Inc.	234,164	13,302,857
Visteon Corp.	10,050	80,299
Wabtec	94,504	1,766,280
		$32,855,145

Automobiles — 0.1%
DaimlerChrysler AG	7,000	289,940
Ford Motor Co.	148,057	2,080,201
General Motors Corp.	13,141	558,230
Harley-Davidson, Inc.	140,700	8,363,208
Honda Motor Co. Ltd. ADR	20,000	487,200
		$11,778,779

Beverages — 4.0%
Anheuser-Busch Companies, Inc.	4,439,989	221,777,451
Brown-Forman Corp. Class A	538,432	25,193,233
Brown-Forman Corp. Class B	34,520	1,581,016

Coca-Cola Company (The)	3,284,418	$131,540,941
Coca-Cola Enterprises, Inc.	1,756,930	33,205,977
PepsiCo., Inc.	6,318,857	307,412,393
		$720,711,011

Biotechnology — 1.6%
Amgen, Inc. (1)	3,893,965	220,709,936
Applera Corp. - Celera Genomics Group (1)	26,000	303,940
Biogen Idec Inc. (1)	10,000	611,700
Genzyme Corp. - General Division (1)	564,926	30,737,624
Gilead Sciences, Inc. (1)	115,482	4,316,717
Incyte Pharmaceuticals, Inc. (1)	14,294	137,651
Invitrogen Corp. (1)	467,551	25,710,629
Vertex Pharmaceuticals, Inc. (1)	13,000	136,500
		$282,664,697

Building Products — 1.1%
American Standard Companies, Inc. (1)	978,798	38,085,030
CRH plc	329,450	7,815,279
Masco Corporation	4,157,854	143,570,699
Water Pik Technologies (1)	2,141	31,901
		$189,502,909

Capital Markets — 4.4%
Affiliated Managers Group (1)	20,520	1,098,641
Bank of New York Co., Inc. (The)	440,633	12,853,265
Bear Stearns Companies, Inc.	83,352	8,015,962
Credit Suisse Group (1)	155,136	4,955,226
Federated Investors, Inc.	1,666,768	47,402,882
Franklin Resources, Inc.	1,462,116	81,527,588
Goldman Sachs Group, Inc.	682,738	63,658,491
Investors Financial Services Corp.	475,402	21,454,892
Knight Trading Group, Inc. (1)	1,750,000	16,152,500
Legg Mason, Inc.	26,462	1,409,604
Lehman Brothers Holdings, Inc.	68,984	5,499,404
Mellon Financial Corporation	221,912	6,144,743
Merrill Lynch & Co., Inc.	2,061,769	102,511,155
Morgan (J.P.) Chase & Co.	2,941,036	116,847,360
Morgan Stanley Dean Witter & Co.	4,760,004	234,668,197
Northern Trust Corp.	286,197	11,676,838
Nuveen Investments Class A	150,000	4,440,000
Piper Jaffray Companies, Inc. (1)	41,059	1,625,526
Price (T. Rowe) Group, Inc.	183,291	9,336,844
Raymond James Financial, Inc.	147,337	3,553,768
Schwab (Charles) & Co.	943,350	8,669,386
State Street Corp.	131,670	5,623,626
UBS AG	63,392	4,458,359
Waddell & Reed Financial, Inc., Class A	340,438	7,489,636
		$781,073,893

Chemicals — 0.9%
Airgas, Inc.	389,753	$9,381,355
Arch Chemicals, Inc.	4,950	141,322
Bayer AG ADR	40,000	1,097,200
Dow Chemical Co. (The)	247,183	11,167,728
DuPont (E.I.) de Nemours & Co.	1,305,644	55,881,563
Ecolab, Inc.	258,423	8,124,819
MacDermid, Inc.	61,937	1,793,696
Monsanto Company	31,618	1,151,528
Olin Corp.	9,900	198,000
PPG Industries, Inc.	23,542	1,442,654
Rohm and Haas, Co.	2,601	111,765
RPM, Inc.	84,416	1,489,942
Sigma-Aldrich Corp.	630,897	36,592,026
Solutia Inc. (1)	20,293	5,276
Valspar Corp.	818,316	38,198,991
		$166,777,865

Commercial Banks — 8.6%
AmSouth Bancorporation	636,490	15,530,356
Associated Banc-Corp.	1,123,722	36,037,765
Bank of America Corporation	4,854,819	210,359,307
Bank of Hawaii Corp.	49,425	2,335,331
Bank of Montreal	267,659	11,685,992
Banknorth Group, Inc.	35,279	1,234,765
BB&T Corp.	1,826,737	72,503,192
Canadian Imperial Bank of Commerce	100,000	5,338,000
City National Corp.	273,260	17,748,237
Colonial Bancgroup, Inc. (The)	253,936	5,192,991
Comerica, Inc.	331,589	19,679,807
Commerce Bancshares, Inc.	147,766	7,106,067
Community First Bankshares, Inc.	273,002	8,752,444
Compass Bancshares, Inc.	311,334	13,642,656
Fifth Third Bancorp	1,310,841	64,519,594
First Citizens BancShares, Inc.	30,600	3,610,800
First Financial Bancorp.	47,933	818,696
First Horizon National Corp.	156,325	6,778,252
First Midwest Bancorp, Inc.	815,329	28,177,770
Hibernia Corp. Class A	187,345	4,947,781
HSBC Holdings PLC ADR	567,965	45,323,607
Huntington Bancshares, Inc.	578,423	14,408,517
Keycorp	625,951	19,780,052
M&T Bank Corp.	47,419	4,537,998
Marshall & Ilsley Corp.	683,798	27,557,059
National City Corp.	1,640,288	63,347,923
National Commerce Financial Corp.	1,236,446	42,298,818
North Fork Bancorporation, Inc.	53,534	2,379,586
PNC Bank Corp.	156,003	8,439,762

Popular, Inc.	1,432	$37,662
Regions Financial Corp.	2,282,030	75,443,912
Royal Bank of Canada	321,353	15,193,570
Royal Bank of Scotland Group PLC	50,837	1,468,786
S&T Bancorp, Inc.	100,000	3,571,000
Societe Generale	809,647	71,859,040
SouthTrust Corp.	466,266	19,424,642
Southwest Bancorporation of Texas, Inc.	1,486,151	29,931,081
SunTrust Banks, Inc.	598,015	42,106,236
Synovus Financial Corp.	1,345,581	35,186,943
TCF Financial Corporation	72,500	2,196,025
U.S. Bancorp	5,427,294	156,848,797
Valley National Bancorp	186,942	4,774,499
Wachovia Corp.	1,862,321	87,435,971
Wells Fargo & Company	2,850,892	169,998,690
Westamerica Bancorporation	268,474	14,736,538
Whitney Holding Corp.	348,700	14,645,400
Zions Bancorporation	251,399	15,345,395
		$1,524,277,312

Commercial Services and Supplies — 2.2%
Allied Waste Industries, Inc. (1)	1,674,390	14,818,351
Apollo Group, Inc. Class A (1)	18,411	1,350,815
Avery Dennison Corp.	1,350,977	88,867,267
Banta Corp.	42,341	1,683,055
Block (H&R), Inc.	732,354	36,192,935
Cendant Corp.	549,359	11,866,154
Century Business Services, Inc. (1)	185,000	830,650
Cintas Corp.	1,438,457	60,472,732
Consolidated Graphics, Inc. (1)	70,215	2,942,008
Deluxe Corporation	32,000	1,312,640
Donnelley (R.R.) & Sons Co.	115,244	3,609,442
Equifax, Inc.	80,000	2,108,800
Gevity HR, Inc.	78,125	1,201,562
HNI Corp.	1,528,539	60,499,574
Hudson Highland Group, Inc. (1)	11,581	338,049
Ikon Office Solutions, Inc.	83,040	998,141
Imagistics International Inc. (1)	809	27,182
Laureate Education Inc. (1)	520,213	19,362,328
Manpower, Inc.	2,000	88,980
Miller (Herman) Inc.	541,800	13,355,370
Monster Worldwide Inc. (1)	154,426	3,805,057
Navigant Consulting, Inc. (1)	463,017	10,167,853
Pitney Bowes, Inc.	41,603	1,834,692
School Specialty Corp. (1)	49,197	1,938,854
ServiceMaster Co.	1,224,880	15,751,957
Steelcase Inc.	123,000	1,722,000
United Rentals, Inc. (1)	401,179	6,374,734
Waste Management, Inc.	1,201,093	32,837,883
		$396,359,065

Communications Equipment — 1.1%
3Com Corp. (1)	873,949	$3,688,065
ADC Telecommunications, Inc. (1)	301,164	545,107
Advanced Fibre Communications, Inc. (1)	15,000	238,500
Alcatel S.A. ADR (1)	43,728	512,929
Avaya, Inc. (1)	56,800	791,792
Ciena Corp. (1)	380,378	753,148
Cisco Systems, Inc. (1)	4,231,791	76,595,417
Comverse Technology, Inc. (1)	380,605	7,166,792
Corning, Inc. (1)	3,151,520	34,918,842
Enterasys Networks, Inc. (1)	55,945	89,512
JDS Uniphase Corp. (1)	52,451	176,760
Lucent Technologies, Inc. (1)	555,464	1,760,821
McData Corp., Class A (1)	17,982	90,449
Motorola, Inc.	921,114	16,616,897
Nokia Corp., Class A, ADR	2,050,478	28,132,558
Nortel Networks Corp. (1)	1,182,334	4,019,936
Qualcomm, Inc.	688,224	26,868,265
Riverstone Networks, Inc. (1)	28,706	24,113
Tellabs, Inc. (1)	102,845	945,146
		$203,935,049

Computers and Peripherals — 3.1%
Dell Inc. (1)	4,319,781	153,784,204
EMC Corp. (1)	1,388,652	16,025,044
Gateway, Inc. (1)	95,621	473,324
Hewlett-Packard Co.	1,083,360	20,313,000
International Business Machines Corp.	2,442,237	209,397,400
Lexmark International Group, Inc. (1)	1,704,885	143,227,389
Network Appliance, Inc. (1)	488,000	11,224,000
Palmone, Inc. (1)	65,230	1,985,601
Sun Microsystems, Inc. (1)	366,670	1,481,347
		$557,911,309

Construction and Engineering — 0.1%
Dycom Industries, Inc. (1)	149,711	4,250,295
Jacobs Engineering Group, Inc. (1)	241,377	9,242,325
		$13,492,620

Construction Materials — 0.1%
Vulcan Materials Company	184,512	9,400,886
		$9,400,886

Consumer Finance — 1.0%
American Express Co.	566,478	29,150,958
Capital One Financial Corp.	1,310,857	96,872,332
MBNA Corporation	456,002	11,491,250

Providian Financial Corp. (1)	457,296	$7,106,380
SLM Corp.	905,499	40,385,255
		$185,006,175

Containers and Packaging — 0.1%
Bemis Co.	295,186	7,846,044
Caraustar Industries, Inc. (1)	180,949	3,034,515
Sealed Air Corp. (1)	37,014	1,715,599
Sonoco Products Co.	160,690	4,248,644
Temple-Inland, Inc.	57,962	3,892,148
		$20,736,950

Department Stores — 0.0%
Neiman Marcus Group, Inc. (The)	27,117	1,443,980
		$1,443,980

Distributors — 0.1%
Genuine Parts Company	323,060	12,399,043
		$12,399,043

Diversified Financial Services — 1.1%
Citigroup Inc.	4,148,165	183,017,040
Finova Group, Inc. (1)	175,587	21,070
ING groep, N.V. ADR	257,281	6,504,064
Moody’s Corp.	47,543	3,482,525
		$193,024,699

Diversified Telecommunication Services — 2.1%
Alltel Corp.	1,636,949	89,884,870
AT&T Corp.	495,955	7,102,076
BCE, Inc.	3,400,000	73,610,000
BellSouth Corp.	458,879	12,444,798
Cincinnati Bell Inc. (1)	169,013	589,855
Citizens Communications Co.	13,568	181,676
Deutsche Telekom AG (1)	2,006,790	37,446,701
McLeodUSA (1)	21,974	9,449
PTEK Holdings, Inc. (1)	28,000	239,960
Qwest Communications International, Inc. (1)	59,924	199,547
RSL Communications Ltd. (1)	247,161	2,472
SBC Communications, Inc.	1,469,849	38,142,582
Sprint Corp. - FON Group	101,903	2,051,307
Talk America Holdings, Inc. (1)	9,703	50,747
Telefonos de Mexico ADR	2,000,000	64,540,000
Verizon Communications	1,075,965	42,371,502
		$368,867,542

Electric Utilities — 0.3%
Ameren Corp.	5,000	230,750
American Electric Power, Inc.	960	30,682

Exelon Corp.	1,002,000	$36,763,380
PG&E Corp. (1)	47,705	1,450,232
Southern Co. (The)	85,985	2,577,830
TECO Energy, Inc.	34,145	461,982
TXU Corp.	250,196	11,989,392
Wisconsin Energy Corp.	9,576	305,474
		$53,809,722

Electrical Equipment — 0.5%
American Power Conversion Corp.	34,704	603,503
Baldor Electric Co.	149,060	3,526,760
Emerson Electric Co.	1,253,072	77,552,626
Rockwell International Corp.	156,699	6,064,251
Roper Industries, Inc.	23,122	1,328,590
Thomas & Betts Corp.	114,600	3,073,572
		$92,149,302

Electronic Equipment and Instruments — 0.7%
Agilent Technologies, Inc. (1)	569,891	12,292,549
Arrow Electronics, Inc. (1)	8,750	197,575
Dionex Corp. (1)	139,750	7,644,325
Flextronics International Ltd. (1)	272,653	3,612,652
Jabil Circuit, Inc. (1)	2,127,971	48,943,333
Molex, Inc., Class A	65,367	1,719,806
National Instruments Corp.	735,687	22,269,245
PerkinElmer, Inc.	254,526	4,382,938
Plexus Corp. (1)	158,108	1,745,512
Sanmina Corp. (1)	1,140,602	8,041,244
Solectron Corporation (1)	1,752,794	8,676,330
X-Rite Incorporated	288,000	4,196,160
		$123,721,669

Energy Equipment and Services — 0.7%
Baker Hughes, Inc.	457,604	20,006,447
Core Laboratories N.V. (1)	31,290	769,421
Grant Prideco, Inc. (1)	35,444	726,248
Halliburton Company	990,930	33,384,432
National-Oilwell, Inc. (1)	573,218	18,835,943
Schlumberger Ltd.	559,525	37,661,628
Smith International, Inc. (1)	140,000	8,502,200
Transocean Sedco Forex, Inc. (1)	6,315	225,951
		$120,112,270

Food and Staples Retailing — 2.1%
Albertson’s, Inc.	1,022,715	24,473,570
Casey’s General Stores, Inc.	89,966	1,672,468
Costco Wholesale Corp.	905,132	37,617,286
CVS Corp.	131,268	5,530,321
Kroger Co. (The) (1)	1,358,945	21,090,826

Safeway, Inc. (1)	1,259,438	$24,319,748
Sysco Corp.	1,751,256	52,397,580
Sysco Corp. (2) (3)	32,036	958,158
Sysco Corp. (2) (3)	25,000	747,439
Walgreen Co.	778,361	27,888,675
Wal-Mart Stores, Inc.	3,453,195	183,709,974
Winn-Dixie Stores, Inc.	209,413	647,086
		$381,053,131

Food Products — 2.6%
Archer-Daniels-Midland Co.	1,143,641	19,419,024
Campbell Soup Co.	1,242,265	32,659,147
Conagra Inc.	1,654,834	42,545,782
Dean Foods Co. (1)	443,988	13,328,520
Del Monte Foods, Co. (1)	99,492	1,043,671
General Mills, Inc.	233,465	10,482,578
Heinz (H.J.) Co.	292,208	10,525,332
Hershey Foods Corp.	507,811	23,719,852
JM Smucker Co.	12,801	568,492
Kellogg Co.	68,734	2,932,192
Kraft Foods, Inc.	465	14,750
McCormick & Co., Inc.	1,624	55,768
Nestle SA	250,000	57,385,481
Sara Lee Corp.	3,598,345	82,258,167
Smithfield Foods, Inc. (1)	4,207,530	105,188,250
Tyson Foods, Inc.	315,272	5,050,657
Wrigley (Wm.) Jr. Company Class A	919,857	58,236,147
		$465,413,810

Gas Utilities — 0.6%
Kinder Morgan, Inc.	1,781,672	111,924,635
		$111,924,635

Health Care Equipment and Supplies — 1.5%
Advanced Medical Optics (1)	3,558	140,790
Bausch & Lomb, Inc.	29,250	1,943,662
Baxter International, Inc.	246,713	7,934,290
Becton & Dickinson and Co.	64,173	3,317,744
Biomet, Inc.	419,890	19,684,443
Boston Scientific Corporation (1)	1,110,370	44,115,000
Dentsply International, Inc.	10,928	567,600
Edwards Lifesciences Corp. (1)	14,353	480,825
Guidant Corp.	74,638	4,929,094
Hillenbrand Industries, Inc.	586,943	29,658,230
Hospira, Inc. (1)	238,112	7,286,227
Lumenis Ltd. (1)	100,000	155,000
Medtronic, Inc.	2,293,183	119,016,198
St. Jude Medical, Inc. (1)	24,014	1,807,534
Steris Corp. (1)	8,125	178,262

Stryker Corp.	8,000	$384,640
VISX, Inc. (1)	50,000	1,030,000
Waters Corp. (1)	165,841	7,313,588
Zimmer Holdings, Inc. (1)	255,085	20,161,918
		$270,105,045

Health Care Providers and Services — 1.8%
AmerisourceBergen Corp.	141,513	7,600,663
Andrx Group (1)	180,170	4,028,601
Beverly Enterprises, Inc. (1)	357,143	2,703,573
Cardinal Health, Inc.	1,879,133	82,249,651
Caremark Rx, Inc. (1)	701,471	22,496,175
Cigna Corp.	11,836	824,141
Express Scripts, Inc. (1)	26,658	1,741,834
HCA Inc.	140	5,341
Health Management Associates, Inc., Class A	1,036,833	21,182,498
IDX Systems Corp. (1)	60,000	1,947,000
IMS Health, Inc.	280,530	6,710,278
McKesson HBOC, Inc.	201,169	5,159,985
Medco Health Solutions, Inc. (1)	131,141	4,052,257
Parexel International Corp. (1)	27,837	545,605
Renal Care Group, Inc. (1)	480,046	15,471,883
Schein (Henry), Corp. (1)	1,196,187	74,534,412
Service Corp. International (1)	142,389	884,236
Stewart Enterprises, Inc. (1)	114,000	792,300
Sunrise Assisted Living, Inc. (1)	144,000	5,057,280
Tenet Healthcare Corp. (1)	3,961	42,739
UnitedHealth Group, Inc.	201,976	14,893,710
Ventiv Health, Inc. (1)	160,833	2,726,119
Wellpoint Health Networks (1)	404,000	42,456,360
		$318,106,641

Hotels, Restaurants and Leisure — 1.7%
Brinker International, Inc. (1)	304,144	9,474,086
Carnival Corporation	565,071	26,722,208
CBRL Group, Inc.	62,047	2,238,656
Darden Restaurants Inc.	184,714	4,307,530
Evans (Bob) Farms, Inc.	51,662	1,403,140
Gaylord Entertainment Co. (1)	428,482	13,282,942
International Game Technology	400,000	14,380,000
International Speedway Corporation	118,344	5,905,366
Jack in the Box, Inc. (1)	500,000	15,865,000
Lone Star Steakhouse & Saloon, Inc.	145,981	3,770,689
Marriott International, Inc.	288,169	14,973,261
McDonald’s Corp.	645,986	18,106,988
MGM Grand, Inc. (1)	94,445	4,689,194
Navigant International, Inc. (1)	44,278	723,060
Outback Steakhouse, Inc.	1,641,207	68,159,327
Papa John’s International, Inc. (1)	196,599	6,031,657

Royal Caribbean Cruises Ltd.	500,000	$21,800,000
Sonic Corp. (1)	159,765	4,094,777
Starbucks Corp. (1)	1,238,674	56,310,120
Yum! Brands, Inc.	244,109	9,925,472
		$302,163,473

Household Durables — 0.6%
Blyth Industries, Inc.	708,382	21,889,004
D.R. Horton Inc. (1)	302,275	10,008,325
Department 56, Inc.	255,162	4,159,141
Fortune Brands Inc.	133,642	9,901,536
Helen of Troy Ltd. (1)	20,000	544,400
Interface, Inc. Class A (1)	75,467	605,245
Leggett & Platt, Inc.	1,611,386	45,279,947
Maytag Corp.	27,073	497,331
Newell Rubbermaid, Inc.	374,251	7,499,990
Snap-On, Inc.	42,453	1,170,005
		$101,554,924

Household Products — 1.8%
Clorox Co. (The)	53,688	2,861,570
Colgate-Palmolive Co.	689,356	31,145,104
Energizer Holdings (1)	168,981	7,790,024
Kimberly-Clark Corp.	1,499,581	96,857,937
Procter & Gamble Co.	3,229,638	174,788,009
		$313,442,644

Industrial Conglomerates — 2.8%
3M Co.	690,487	55,218,245
General Electric Co.	11,515,917	386,704,493
Teleflex, Inc.	47,559	2,021,257
Tyco International Ltd.	1,856,144	56,909,375
		$500,853,370

Insurance — 6.4%
21st Century Insurance Group	70,700	943,845
Aegon N.V. ADR	5,311,829	57,367,753
AFLAC Inc.	2,165,180	84,896,708
Allstate Corp. (The)	195,176	9,366,496
American International Group, Inc.	5,671,264	385,589,239
AON Corp.	826,887	23,764,732
Berkshire Hathaway, Inc., Class A (1)	467	40,465,550
Berkshire Hathaway, Inc., Class B (1)	40,659	116,731,989
Chubb Corporation	3,777	265,448
Commerce Group, Inc.	120,000	5,808,000
Delphi Financial Group Inc.	9,672	388,524
Gallagher (Arthur J.) and Co.	902,480	29,899,162
Hartford Financial Services Group, Inc.	13,797	854,448
Jefferson-Pilot Corp.	186,999	9,286,370

Lincoln National Corp.	52,903	$2,486,441
Manulife Financial Corp.	74,958	3,282,411
Marsh & McLennan Cos., Inc.	1,516,785	69,408,082
MetLife, Inc.	1,869,700	72,263,905
Old Republic International Corp.	240,548	6,020,916
Progressive Corp.	1,991,008	168,737,928
Safeco Corp.	177,122	8,085,619
St. Paul Companies, Inc. (The)	315,997	10,446,861
Torchmark Corp.	431,064	22,923,984
UICI	43,597	1,427,366
UnumProvident Corp.	53,710	842,710
XL Capital Ltd., Class A	84,232	6,232,326
		$1,137,786,813

Internet and Catalog Retail — 0.4%
Amazon.com Inc. (1)	23,500	960,210
eBay, Inc. (1)	619,501	56,956,922
IAC/InterActivecorp (1)	806,192	17,752,348
		$75,669,480

Internet Software and Services — 0.0%
Retek, Inc. (1)	110,742	504,984
		$504,984

IT Services — 3.1%
Accenture Ltd. (1)	4,038,000	109,227,900
Acxiom Corp.	647,804	15,378,867
Affiliated Computer Services (1)	183,730	10,228,249
Automatic Data Processing, Inc.	1,597,695	66,016,757
BISYS Group, Inc. (The) (1)	280,492	4,097,988
Ceridian Corp. (1)	166,750	3,069,867
Certegy, Inc.	42,862	1,594,895
Computer Sciences Corp. (1)	375,353	17,679,126
CSG Systems International, Inc. (1)	25,200	388,332
DST Systems, Inc. (1)	391,634	17,415,964
eFunds Corp. (1)	17,645	328,021
Electronic Data Systems Corp.	89,262	1,730,790
First Data Corp.	4,934,877	214,667,149
Fiserv, Inc. (1)	300,000	10,458,000
Gartner Group, Inc., Class A (1)	4,811	56,241
Gartner Group, Inc., Class B (1)	27,576	318,503
Keane, Inc. (1)	50,295	772,531
Paychex, Inc.	1,395,095	42,062,114
Perot Systems Corp. (1)	726,775	11,672,006
Safeguard Scientifics, Inc. (1)	26,579	49,703
SunGard Data Systems, Inc. (1)	885,610	21,050,950
		$548,263,953

Leisure Equipment and Products — 0.0%
Eastman Kodak Co.	118,108	$3,805,440
Mattel, Inc.	1,448	26,252
		$3,831,692

Machinery — 2.9%
Caterpillar, Inc.	51,255	4,123,465
Danaher Corporation	4,031,970	206,759,422
Deere & Co.	3,350,000	216,242,500
Donaldson Company, Inc.	80,440	2,283,692
Dover Corp.	165,567	6,435,589
Federal Signal Corp.	283,471	5,266,891
Illinois Tool Works, Inc.	755,506	70,390,494
ITT Industries, Inc.	4,214	337,078
Nordson Corporation	163,978	5,629,365
Parker-Hannifin Corporation	30,653	1,804,236
Tecumseh Products Co., Class A	125,700	5,263,059
		$524,535,791

Media — 5.4%
ADVO, Inc.	750,000	23,205,000
Arbitron, Inc. (1)	30,885	1,130,700
Belo (A.H.) Corp.	542,924	12,237,507
Cablevision Systems Corp. (1)	207,410	4,206,275
Catalina Marketing Corp. (1)	88,490	2,042,349
Clear Channel Communications, Inc.	216,023	6,733,437
Comcast Corp. Class A (1)	2,368,695	66,891,947
Comcast Corp. Class A Special (1)	1,280,622	35,754,966
Cox Communications, Inc., Class A (1)	644,229	21,343,307
Disney (Walt) Company	4,819,773	108,685,881
EchoStar Communications, Class A (1)	35,150	1,093,868
Entercom Communications Corp. (1)	220,000	7,185,200
Gannett Co., Inc.	1,618,676	135,580,302
Havas Advertising, S.A. ADR	3,142,938	17,569,023
Interpublic Group of Companies, Inc. (1)	1,452,505	15,382,028
Knight Ridder, Inc.	18,123	1,186,150
Lamar Advertising Co. (1)	243,271	10,122,506
Liberty Media Corp. Class A (1)	1,013,104	8,834,267
Liberty Media Corp. Class B (1)	32,876	303,445
Liberty Media International Inc. Class A (1)	50,655	1,689,952
Liberty Media International Inc. Class B (1)	1,643	59,608
McClatchy Co. (The)	48,066	3,404,515
McGraw-Hill Companies, Inc. (The)	462,964	36,893,601
Meredith Corp.	190,000	9,762,200
New York Times Co. (The), Class A	303,168	11,853,869
News Corporation Ltd.	93,967	2,943,986
Omnicom Group, Inc.	2,318,719	169,405,610
Proquest Company (1)	115,000	2,955,500
Publicis Groupe SA	360,784	10,334,285
Reuters Holdings plc ADR	1,431	48,683

Scripps (The E.W) Company	51,066	$2,439,933
Time Warner Inc. (1)	4,107,105	66,288,675
Tribune Co.	1,428,878	58,798,330
Univision Communications, Inc. (1)	901,298	28,490,030
Viacom, Inc., Class A	29,774	1,012,316
Viacom, Inc., Class B	991,337	33,269,270
Vivendi Universal S.A. ADR (1)	490,725	12,626,354
Washington Post Co. (The)	14,970	13,772,400
Westwood One, Inc. (1)	122,400	2,419,848
WPP Group plc	139,450	1,300,068
WPP Group plc ADR	237,655	11,098,251
		$960,355,442

Metals and Mining — 0.4%
Alcoa, Inc.	797,947	26,803,040
Allegheny Technologies, Inc.	21,408	390,696
Inco, Ltd. (1)	200,000	7,810,000
Nucor Corp.	221,462	20,234,983
Phelps Dodge Corp.	14,862	1,367,750
Steel Dynamics, Inc.	311,800	12,041,716
Worthington Industries, Inc.	75,160	1,604,666
		$70,252,851

Multiline Retail — 1.7%
99 Cents Only Stores (1)	1,142,232	16,253,961
Dollar General Corp.	101,456	2,044,338
Dollar Tree Stores, Inc. (1)	813,306	21,918,597
Family Dollar Stores, Inc.	2,618,411	70,958,938
Kohls Corp. (1)	55	2,650
May Department Stores Co. (The)	607,760	15,576,889
Nordstrom, Inc.	65,692	2,512,062
Penney (J.C.) Company, Inc.	503,751	17,772,335
Sears, Roebuck & Co.	20,626	821,946
Target Corp.	3,547,475	160,523,244
		$308,384,960

Multi-Utilities and Unregulated Power — 0.1%
AES Corporation (1)	49,542	494,925
Dominion Resources, Inc.	10,464	682,776
Duke Energy Corp.	418,870	9,587,934
Dynegy, Inc. (1)	63,525	316,990
National Fuel Gas Co.	4,000	113,320
		$11,195,945

Office Electronics — 0.0%
Xerox Corp. (1)	42,878	603,722
Zebra Technologies Corp., Class A (1)	13,500	823,635
		$1,427,357

Oil and Gas — 7.4%
Amerada Hess Corp.	18,947	$1,686,283
Anadarko Petroleum Corp.	2,557,003	169,682,719
Apache Corporation	2,073,396	103,897,874
Ashland, Inc.	85,716	4,806,953
BP plc ADR	5,077,535	292,110,589
Burlington Resources, Inc.	4,262,995	173,930,196
ChevronTexaco Corporation	298,534	16,013,364
ConocoPhillips	1,681,565	139,317,660
Devon Energy Corp.	507,678	36,050,215
El Paso Corp.	148,709	1,366,636
Exxon Mobil Corp.	6,131,946	296,356,950
Kerr - McGee Corp.	267,327	15,304,471
Marathon Oil Corp.	1,450	59,856
Murphy Oil Corporation	19,518	1,693,577
Newfield Exploration Company (1)	60,000	3,674,400
Royal Dutch Petroleum Co.	115,574	5,963,618
Total Fina Elf SA ADR	400,000	40,868,000
Valero Energy Corp.	51,510	4,131,617
Williams Companies Inc (The)	219,065	2,650,686
		$1,309,565,664

Paper and Forest Products — 0.2%
Georgia-Pacific Corp.	615,146	22,114,499
International Paper Co.	231,426	9,351,925
Louisiana-Pacific Corp.	70,750	1,835,963
MeadWestvaco Corp.	84,358	2,691,020
Weyerhaeuser Co.	86,478	5,749,057
		$41,742,464

Personal Products — 1.5%
Avon Products, Inc.	173,400	7,574,112
Gillette Company	3,968,536	165,646,693
Lauder (Estee) Companies, Inc.	2,092,312	87,458,642
		$260,679,447

Pharmaceuticals — 6.4%
Abbott Laboratories	2,372,304	100,490,797
Allergan, Inc.	38,000	2,756,900
Bristol-Myers Squibb Company	4,143,714	98,081,710
Elan Corp., PLC ADR (1)	31,838	745,009
Forest Laboratories, Inc. (1)	506,800	22,795,864
GlaxoSmithKline plc	430,517	18,826,508
Johnson & Johnson	3,294,148	185,559,357
King Pharmaceuticals, Inc. (1)	505,637	6,037,306
Lilly (Eli) & Co.	3,406,716	204,573,296
Merck & Co., Inc.	1,600,834	52,827,522
Mylan Laboratories, Inc.	27,992	503,856
Novo Nordisk ADR	292,277	16,008,011

Pfizer, Inc.	8,593,106	$262,949,044
Schering AG ADR	25,000	1,568,750
Schering-Plough Corp.	3,097,789	59,043,858
Sepracor, Inc. (1)	4,000	195,120
Teva Pharmaceutical Industries Ltd. ADR	2,400,000	62,280,000
Watson Pharmaceuticals, Inc. (1)	868,628	25,589,781
Wyeth Corp.	679,245	25,403,763
		$1,146,236,452

Real Estate — 0.2%
AvalonBay Communities, Inc.	28,867	1,738,371
Catellus Development Corp.	419,601	11,123,623
Forest City Enterprises - Class A	38,663	2,130,331
Jones Lang Lasalle, Inc. (1)	154,567	5,102,257
Plum Creek Timber Co., Inc.	198,791	6,963,649
Trammell Crow Co. (1)	764,200	12,013,224
		$39,071,455

Road and Rail — 0.2%
ANC Rental Corporation (1)	459,525	46
Burlington Northern Santa Fe Corp.	207,932	7,965,875
CSX Corporation	38,134	1,266,049
Florida East Coast Industries, Inc.	121,978	4,580,274
Heartland Express, Inc.	653,154	12,050,691
Kansas City Southern Industries, Inc. (1)	15,215	230,812
Norfolk Southern Corp.	3,990	118,663
Union Pacific Corp.	92,772	5,436,439
		$31,648,849

Semiconductors and Semiconductor Equipment — 1.8%
Agere Systems, Inc. (1)	6,495	6,820
Agere Systems, Inc., Class B (1)	159,398	162,586
Altera Corp. (1)	66,116	1,293,890
Analog Devices, Inc.	678,870	26,326,579
Applied Materials, Inc. (1)	798,392	13,165,484
Applied Materials, Inc. (1) (2) (3)	543,250	8,955,953
Broadcom Corp. (1)	468,586	12,787,712
Conexant Systems, Inc. (1)	134,174	216,020
Cypress Semiconductor Corporation (1)	152,742	1,350,239
Intel Corp.	9,323,095	187,021,286
KLA-Tencor Corp. (1)	106,811	4,430,520
KLA-Tencor Corp. (1) (2) (3)	50,000	2,073,222
Linear Technologies Corp.	187,760	6,804,422
LSI Logic Corporation (1)	132,810	572,411
Maxim Integrated Products Co.	374,351	15,831,304
Mindspeed Technologies Inc. (1)	44,724	89,448
Skyworks Solutions, Inc. (1)	98,685	937,508
Taiwan Semiconductor ADR	866	6,183
Teradyne, Inc. (1)	27,996	375,146

Texas Instruments, Inc.	1,920,320	$40,864,410
Xilinx, Inc.	68,074	1,837,998
		$325,109,141

Software — 2.5%
Adobe Systems, Inc.	258,794	12,802,539
Cadence Design Systems, Inc. (1)	900,000	11,736,000
Cognos, Inc. (1)	77,000	2,735,040
Computer Associates International, Inc.	33,070	869,741
Compuware Corp. (1)	150,944	777,362
Electronic Arts Inc. (1)	21,405	984,416
Fair, Isaac and Co., Inc.	1,001,706	29,249,815
Henry (Jack) & Associates	201,006	3,772,883
I2 Technologies, Inc. (1)	220,000	156,200
Intuit, Inc. (1)	937,533	42,563,998
Microsoft Corp.	9,289,285	256,848,730
Oracle Corp. (1)	817,568	9,222,167
PalmSource, Inc. (1)	20,208	419,114
Parametric Technology Corp. (1)	94,600	499,488
PeopleSoft, Inc. (1)	184,033	3,653,055
Reynolds & Reynolds, Co.	216,412	5,338,884
Sap AG ADR	600,000	23,370,000
Siebel Systems, Inc. (1)	179,184	1,351,047
Symantec Corporation (1)	649,861	35,664,372
VERITAS Software Corp. (1)	43,942	782,168
Wind River Systems, Inc. (1)	91,910	1,121,302
		$443,918,321

Specialty Retail — 2.0%
Abercrombie & Fitch Co.	11,225	353,588
AutoNation, Inc. (1)	3,007,635	51,370,406
Best Buy Co., Inc.	113,610	6,162,206
Boise Cascade Corporation	2,192	72,950
Burlington Coat Factory Warehouse Corp.	260,897	5,538,843
CarMax, Inc. (1)	67,797	1,461,025
Circuit City Stores, Inc.	216,000	3,313,440
Gap, Inc. (The)	541,012	10,116,924
Home Depot, Inc. (The)	3,675,552	144,081,638
Limited Brands, Inc.	766,158	17,077,662
Lowe’s Companies	898,113	48,812,442
Office Depot, Inc. (1)	205,276	3,085,298
Payless Shoesource, Inc. (1)	23,100	234,003
Pep Boys - Manny, Moe & Jack (The)	83,415	1,167,810
Pier 1 Imports, Inc.	44,982	813,275
Radioshack Corp.	631,599	18,088,995
Sherwin-Williams Co. (The)	80,569	3,541,813
Staples, Inc.	131,689	3,926,966
Tiffany & Co.	57,286	1,760,972
TJX Companies, Inc. (The)	1,716,834	37,839,021

Too, Inc. (1)	38,284	$691,792
		$359,511,069

Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc. (1)	365,720	15,513,842
Nike Inc., Class B	1,329,222	104,742,694
Unifi, Inc. (1)	1,208	2,754
		$120,259,290

Thrifts and Mortgage Finance — 1.0%
Countrywide Financial Corp.	1,499,998	59,084,921
Fannie Mae	321,081	20,356,535
Freddie Mac	135,586	8,845,631
Golden West Financial Corporation	37,295	4,137,880
GreenPoint Financial Corp.	1,081,474	50,191,208
MGIC Investment Corp.	85,000	5,656,750
Radian Group, Inc.	30,800	1,423,884
Washington Mutual, Inc.	927,674	36,253,500
		$185,950,309

Tobacco — 0.2%
Altria Group Inc.	741,151	34,863,743
UST, Inc.	439	17,674
		$34,881,417

Wireless Telecommunication Services — 0.2%
AT&T Wireless Services, Inc. (1)	1,010,324	14,932,589
Nextel Communications, Inc., Class A (1)	134,072	3,196,276
Telephone and Data Systems, Inc.	70,844	5,962,939
Vodafone Group plc ADR	277,187	6,682,979
		$30,774,783

Total Common Stocks
(identified cost, $14,917,955,075)		$17,792,114,383

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Multi-Utilities and Unregulated Power — 0.0%
Enron Corp. (1) (2)	11,050	12,823
		$12,823

Total Convertible Preferred Stocks
(identified cost, $4,500,777)		$12,823

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares) (1)	166,518	$250
		$250

Total Preferred Stocks
(identified cost, $39,407)		$250

Rights — 0.0%

Security	Shares	Value

Banks — 0.0%
Bank United Corp. (Litigation Contingent Payment Rights) (1)	102,072	$6,124
		$6,124

Computers and Business Equipment — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1) (2)	197,392	0
		$0

Integrated Telecommunication Services — 0.0%
McLeodUSA (Escrow Rights) (1) (2)	1,592,200	0
		$0

Total Rights
(identified cost, $50,596)		$6,124

Total Investments — 99.9%
(identified cost, $14,922,545,855)		$17,792,133,580

Other Assets, Less Liabilities — 0.1%		$23,027,063

Net Assets — 100.0%		$17,815,160,643

ADR	-	American Depositary Receipt
1		Non-income producing security.
2		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
3

Security restricted to public resale and not registered under the Securities Act of 1933.  The securities are eligible for resale after December 17, 2004.  At September 30, 2004, the value of these securities totaled $12,734,772 or 0.07% of net assets.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,929,364,409
Gross unrealized appreciation	$12,866,559,625
Gross unrealized depreciation	(3,790,454)
Net unrealized appreciation	$12,862,769,171

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	November 18, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	November 18, 2004